Summary of significant accounting policies - Property Lease and Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Revenues	$ 10,073	$ 3,569	$ 3,875
Revenue by recognition over time
Summary of significant accounting policies
Revenues	4,431	$ 3,569	$ 3,875
Revenue by recognition at a point in time
Summary of significant accounting policies
Revenues	$ 5,642